Income taxes	12 Months Ended
Nov. 30, 2021
Major components of tax expense (income) [abstract]
Income taxes
2
2
.    Income taxes
The following table presents the components of the current and deferred tax expenses (recovery).

	2021	2020

Current tax expense	$63	$16

Deferred tax expense (recovery)

Origination and reversal of temporary differences	$(7,796)	$(4,890)

Change in unrecognized deductible temporary differences	7,796	4,890

Total deferred tax expense (recovery)	$-	$-

Total current and deferred tax expense	$63	$16
Reconciliation between effective and applicable tax amounts

	2021	2020

Income taxes at domestic tax statutory rate	$(8,390)	$(6,004)

Change in unrecognized deductible temporary differences	7,796	4,890

Impact of differences in statutory tax rates	64	742

Non-deductible expenses and other	593	388

Total income tax expense	$63	$16
The applicable statutory tax rates were 26.5% in 2021 and

2020. The Company’s applicable tax rate is the Canadian combined rates applicable in the jurisdictions in which the Company operates.

Unrecognized deferred tax assets
As at November 30, unrecognized deferred tax assets were as follows.

	2021	2020

Research and development expenses	$26,046	$24,924

Non-capital losses	38,615	31,725

Property and equipment	225	242

Intellectual property and patent fees	3,054	2,952

Available deductions and other	7,535	5,045

	$75,475	$64,888
Given the Company’s past losses, management does not believe that it is probable that the Company can realize its deferred tax assets and, therefore, no amount has been recognized in the consolidated statements of financial position.
The generation of future taxable profit is dependent on the successful commercialization of the Company’s products and technologies.
As at November 30, 2021 and 2020, the amounts and expiry dates of Canadian tax attributes for which no deferred tax asset was recognized were as follows:

		2021		2020
	Federal	Provincial	Federal	Provincial

Research and development expenses, without time limitation	$89,740	$109,034	$85,792	$104,822

Losses carried forward

2027	5,960	5,952	5,760	5,753

2028	36,877	17,949	35,640	17,347

2029	15,513	13,111	14,993	12,672

2030	9,109	9,105	8,803	8,800

2031	18,758	16,651	18,129	16,092

2032	12,709	11,669	12,282	11,278

2033	9,132	9,046	8,826	8,742

2034	8,362	8,289	8,082	8,011

2037	7,462	7,373	7,212	7,126

2038	2,177	2,095	2,104	2,025

2039	1,434	1,394	1,386	1,347

2040	7,832	7,805	6,928	6,921

2041	21,220	21,153	-	-

Other temporary differences, without time limitation

Excess of tax value of property and equipment over carrying value	869	838	959	870

Excess of tax value of intellectual property and patent fees over carrying value	11,522	11,518	11,136	11,131

Available deductions and other	60,940	16,607	50,470	7,619
As at November 30, 2021 and 2020, no deferred tax liability was recognized for temporary differences arising from investments in subsidiaries because the Company controls the decisions affecting the realization of such liabilities and it is probable that the temporary differences will not reverse in the foreseeable future.